Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hoegh LNG Partners LP [Member]
Gross proceeds received		$ 115,956
Less: Underwriters' discount		(3,943)
Less: Offering expenses		(484)
Net proceeds received		$ 111,529
Series A Preferred Units [Member]
Gross proceeds received	$ 115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$ 110,924